Property and Equipment, Net - Summary of Depreciation Expense Related to Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	$ 34,460	$ 56,593
Cost of Revenue [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	17,994	27,137
Selling and Marketing [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation		381
Enterprise Technology and Development [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	16,463	28,833
General and Administrative [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	$ 3	$ 242